INCOME TAXES - Additional details (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Valuation Allowance [Line Items]
Valuation allowance	$ 1,647,270	$ 1,142,829
Net operating losses carryforwards
Valuation Allowance [Line Items]
Valuation allowance		$ 1,142,829